Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2026
CCSC Cayman [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Oct. 19, 2021
Place of Incorporation	Cayman Islands
% of Ownership	Parent
Major business activities	Investment holding
CCSC Group [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Oct. 19, 2021
Place of Incorporation	BVI
Major business activities	Investment holding
% of Ownership	100.00%
CCSC Technology Group [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Dec. 31, 1992
Place of Incorporation	Hong Kong
Major business activities	Sale of interconnect products
% of Ownership	100.00%
CCSC Interconnect HK [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jul. 03, 2007
Place of Incorporation	Hong Kong
Major business activities	Sale of interconnect products
% of Ownership	100.00%
CCSC Interconnect DG [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jun. 28, 1993
Place of Incorporation	Mainland China
Major business activities	Manufacturing of interconnect products
% of Ownership	100.00%
CCSC Interconnect NL [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Mar. 14, 2016
Place of Incorporation	Netherlands
Major business activities	Purchase of components
% of Ownership	100.00%
CCSC Technology Serbia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Feb. 27, 2024
Place of Incorporation	Serbia
Major business activities	Manufacture of other electrical equipment
% of Ownership	100.00%